CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 3,662,829	$ 7,689,839	$ 7,278,831
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	15,394	17,071	37
Depreciation of property, plant and equipment	560,846	504,370	387,005
Amortization of intangible assets	10,431
Amortization of operating lease right-of-use assets	347,177	286,220	236,053
Amortization of finance lease right-of-use assets	293,169	281,849	32,306
Interest expense of finance lease liabilities	4,346	13,794
Gain from disposal of property, plant and equipment	(34,878)	(78)	(95,250)
Provision for inventories	997,587	373,264	507,293
Share of profits from equity method investment	(2,622,348)	(2,335,281)	(1,956,797)
Provisions for deferred income tax	232,801	213,773	30,999
Changes in operating assets and liabilities:
Accounts receivable	(314,305)	(631,085)	(4,088,315)
Accounts receivable-due from a related party	(598,412)	(2,025,426)	(307,236)
Inventories	(3,717,561)	(427,290)	(3,648,954)
Prepaid expenses and other current assets	(388,242)	(378,164)	(55,527)
Other receivables-due from related parties	30,393	69,344	269,546
Loan receivables			222,163
Accounts payable	3,877,173	(124,132)	2,370,468
Notes payable	1,461,872	75,567	(12,534)
Income tax payable	602,170	96,368	750,305
Accrued expenses and other current liabilities	1,225,041	225,204	(1,126,723)
Other payables-due to related parties	44,578	548,398	264,225
Operating lease liabilities	(347,522)	(357,231)	(243,265)
Net cash provided by operating activities	5,342,539	4,116,374	814,630
Cash flows from investing activities:
Purchase of property, plant and equipment	(2,472,552)	(366,740)	(685,079)
Purchase of intangible assets	(43,926)
Payment of short-term investments	(2,597,076)
Purchase of construction in progress			(489,533)
Dividends received from long-term equity investment	2,319,218	1,863,561	884,867
Loans to related parties	(555,089)	(253,473)
Collection of loans to related parties	545,969	51,125
Net cash (used in)/provided by investing activities	(2,803,456)	1,294,473	(289,745)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,390,183	183,367	1,039,723
Repayments of short-term bank borrowings	(185,450)	(851,388)	(1,169,318)
Proceeds from long-term debts			49,320
Repayments of long-term debts	(29,314)	(1,750,598)	(57,018)
Repayments of financing lease liabilities	(231,814)	(377,467)	(60,056)
Proceeds from loans from related parties		282,104
Repayments of loans from related parties	(83,411)	(65,828)
Deferred IPO costs	(1,072,314)	(369,443)	(160,298)
Proceeds from IPO	6,906,245
Capital injection from a non-controlling shareholder of a subsidiary	52,500
Net cash (used in)/provided by financing activities	6,746,625	(2,949,253)	(357,647)
Effect of exchange rate changes	(135,026)	(76,136)	(114,868)
Net change in cash, cash equivalents and restricted cash	9,150,682	2,385,458	52,370
Cash, cash equivalents and restricted cash at the beginning of period	3,901,772	1,516,314	1,463,944
Cash, cash equivalents and restricted cash at the end of period	13,052,454	3,901,772	1,516,314
Supplemental disclosure of cash flow information:
Income tax paid	607,120	986,257	924,915
Interest expenses paid	8,164	71,606	96,775
Supplemental disclosures of non-cash activities:
Obtaining finance lease right-of-use assets in exchange for finance lease liabilities		457,731	201,219
Obtaining operating right-of-use assets in exchange for operating lease liabilities	1,100,660	455,499
Offset additional paid in capital with deferred IPO costs	566,417
Acquiring property, plant and equipment transferred from construction in progress	66,965	50,132	3,371,592
Acquiring property, plant and equipment in exchange for accounts payable	392,199	427,015	498,577
Obtaining long-term equity investment by property, plant and equipment investment			$ 366,495